Stock-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Stock Option Activity and Related Information

The following tables summarize information related to the NSRs:

As at December 31, 2017	Number of NSRs (thousands)	Weighted Average Exercise Price ($)

Outstanding, Beginning of Year	41,644	30.57
Granted	3,537	14.81
Exercised	-	-
Forfeited	(2,454)	28.27
Outstanding, End of Year	42,727	29.40

Summary of Options Outstanding and Exercisable by Range of Exercise Price

	Outstanding NSRs			Exercisable NSRs
As at December 31, 2017 Range of Exercise Price ($)	Number of NSRs (thousands)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price ($)	Number of NSRs (thousands)	Weighted Average Exercise Price ($)

10.00 to 14.99	3,319	5.4	14.80	-	-
15.00 to 19.99	3,313	5.2	19.51	995	19.51
20.00 to 24.99	3,723	4.1	22.25	2,254	22.26
25.00 to 29.99	12,115	3.1	28.38	12,106	28.39
30.00 to 34.99	10,419	2.2	32.64	10,419	32.64
35.00 to 39.99	9,838	0.8	38.19	9,838	38.19
	42,727	2.8	29.40	35,612	31.70

Summary of Stock-Based Compensation

For the years ended December 31,	2017	2016	2015

NSRs	9	15	27
TSARs	-	(1)	(5)
PSUs	(7)	13	(13)
RSUs	3	13	6
DSUs	(11)	7	(5)
Stock-Based Compensation Expense (Recovery)	(6)	47	10
Stock-Based Compensation Costs Capitalized	3	12	6
Total Stock-Based Compensation	(3)	59	16

NSRs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Assumptions Used to Determine Fair Value of Options Granted

The fair value of each NSR was estimated on its grant date using the Black-Scholes-Merton valuation model with weighted average assumptions as follows:

Risk-Free Interest Rate	1.00%
Expected Dividend Yield	1.13%
Expected Volatility (1)	29.14%
Expected Life (years)	3.70
(1)	Expected volatility has been based on historical share volatility of the Company and comparable industry peers.

TSARs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Assumptions Used to Determine Fair Value of Options Granted

Fair value was estimated at the period-end date using the Black-Scholes-Merton valuation model with weighted average assumptions as follows:

Risk-Free Interest Rate	1.85%
Expected Dividend Yield	1.51%
Expected Volatility (1)	28.89%
Cenovus’s Common Share Price ($)	11.48
(1)	Expected volatility has been based on historical share volatility of the Company and comparable industry peers.

Summary of Stock Option Activity and Related Information

The following table summarizes information related to the TSARs held by Cenovus employees:

As at December 31, 2017	Number of TSARs (thousands)	Weighted Average Exercise Price ($)

Outstanding, Beginning of Year	3,373	26.66
Exercised for Cash Payment	-	-
Exercised as Options for Common Shares	-	-
Forfeited	(16)	29.19
Expired	(3,276)	26.48
Outstanding, End of Year	81	33.52

PSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Units Activity and Related Information

The following table summarizes the information related to the PSUs held by Cenovus employees:

As at December 31, 2017	Number of PSUs (thousands)

Outstanding, Beginning of Year	6,157
Granted	2,392
Vested and Paid Out	(451)
Cancelled	(1,192)
Units in Lieu of Dividends	112
Outstanding, End of Year	7,018

RSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Units Activity and Related Information

The following table summarizes the information related to the RSUs held by Cenovus employees:

As at December 31, 2017	Number of RSUs (thousands)

Outstanding, Beginning of Year	3,790
Granted	3,278
Vested and Paid Out	(101)
Cancelled	(282)
Units in Lieu of Dividends	100
Outstanding, End of Year	6,785

DSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Units Activity and Related Information

The following table summarizes the information related to the DSUs held by Cenovus directors, officers and employees:

As at December 31, 2017	Number of DSUs (thousands)

Outstanding, Beginning of Year	1,598
Granted to Directors	136
Granted	93
Units in Lieu of Dividends	27
Redeemed	(414)
Outstanding, End of Year	1,440